Interest-bearing liabilities and financing facilities - Summary of Bilateral Loan Facilities at the Reporting Date (Details) - Bilateral facilities	12 Months Ended
	Dec. 31, 2025 Loan	Mar. 31, 2025 facility	Dec. 31, 2024 Loan
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities		2	13
Facility one
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	1
Facility two
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	5
Facility three
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	5
Facility four
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	4
Bottom of range | Facility one
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	5 years
Bottom of range | Facility two
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	4 years
Bottom of range | Facility three
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	3 years
Top of range | Facility one
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	6 years
Top of range | Facility two
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	5 years
Top of range | Facility three
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	4 years
Top of range | Facility four
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	3 years